Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash used from operating activities
Loss for the year	$ (5,135,576)	$ (2,813,835)	$ (6,574,638)
Items not affecting cash
Unrealized foreign exchange gain (loss)	680,585	(49,193)	270,644
Gain on settlement of account payable and accrued liabilities	(5,172)	(321,115)	(1,098)
Gain on settlement of loans receivable	0	0	(774,000)
Share-based payment expense	334,534	1,176,190	954,465
Unrealized gain (loss) and foreign exchange on marketable securities	30,510	0	(400,781)
Loss on disposal of marketable securities	0	0	2,093,851
Loss on joint venture settlement obligation	0	0	3,811,504
Share of loss on investment in associate	0	0	102,756
Loss on share settlement of joint venture settlement obligation	538,461	0	0
Accrued interest income	0	(29,933)	(33,887)
Other income	0	0	(1,819,800)
Accretion on convertible debenture	434,341	112,465	0
Accretion on joint venture settlement obligation	552,928	185,587	0
Fair value of derivative liability	(86,001)	(117,648)	0
Loss on modification of joint venture settlement obligation	246,168	0	0
Transaction costs expensed on convertible debenture		87,781	0
Cash flows from (used in) operations before changes in working capital	(2,409,222)	(1,769,701)	(2,370,984)
Change in non-cash operating working capital
Decrease (increase) in receivables and prepaid expenses	441,126	19,012	(15,594)
Increase (decrease) in accounts payable and accrued liabilities	809,146	(403,781)	(145,425)
Cash flows from (used in) operating activities	(1,158,950)	(2,154,470)	(2,532,003)
Cash flows used in investing activities
Sage ranch	(749,887)	(3,130,040)	(2,013,834)
Power project development and construction costs	(380,312)	(499,182)	(385,117)
Proceeds on sale of marketable securities	0	0	722,393
Cash flows from (used in) investing activities	(1,130,199)	(3,629,222)	(1,676,558)
Cash flows used in financing activities
Cash repaid on loans	(264,389)	(60,626)	(146,331)
Cash received on loans	1,692,080	140,626	325,056
Cash received from shareholder and director loans	0	0	0
Option exercises	484,300	379,500	956,000
Warrant exercises	427,050	7,500	0
Convertible debt issuance	0	4,592,164	0
Transaction costs on convertible debt	0	(23,340)	0
Private placement proceeds	0	386,000	3,118,850
Share issuance costs	0	(7,482)	(24,722)
Repayment of joint venture settlement obligation	(220,500)	467,976	(67,124)
Cash flows from (used in) financing activities	2,118,541	5,882,318	4,161,729
Effect of foreign exchange on cash	69,283	(76,478)	62,509
Increase (decrease) in cash	(101,325)	22,148	15,677
Cash - beginning of year	47,098	24,950	9,273
Cash (overdraft) - end of year	(54,227)	47,098	24,950
Supplemental cash flow information
Shares issued to reduce accounts payable	0	64,000	205,000
Bonus warrants issued on convertible debt		484,525	0
Equity portion of convertible debt	0	37,219	0
Recognition of derivative liability	0	1,171,660	0
Shares issued to reduce promissory note	0	0	90,000
Shares and warrants issued for water rights	0	0	1,975,455
Accrued investment property through accounts payable	888,055	552,583	158,665
Accrued power project development costs through accounts payable	53,915	12,854	112,620
Shares issued to settle joint venture obligation	1,538,461	0	0
Reclass of loan receivable to joint venture settlement obligation	206,947	0	0
Reclass of reserve from warrants exercised	182,882	0	0
Reclass of reserve from options exercised	328,750	0	0
Cash interest paid	0	0	0
Taxes paid	$ 0	$ 0	$ 0